Convertible Debenture - Related Party (Details Textual) - USD ($)				1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 06, 2018	Jul. 15, 2016	Nov. 04, 2013	Feb. 28, 2019	Apr. 03, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 17, 2013
Convertible Debenture - Related Party (Textual)
Convertible debenture			$ 50,000									$ 60,000
Conversion of features, description									The debentures had a one-year term and were convertible into common stock at conversion price equal to the lower of $400 or 80% of the previous day's closing price.
Amortized debt discount									$ 518,225
Common stock value for conversion							$ 50,000	$ 484,650	484,650
Related Party [Member]
Convertible Debenture - Related Party (Textual)
Convertible debenture										$ 19,055	$ 17,287
Forgiveness									19,999
Lyle Hauser [Member]
Convertible Debenture - Related Party (Textual)
Principal amount		$ 100,000
Convertible Debt Securities [Member]
Convertible Debenture - Related Party (Textual)
Convertible debentures, description						The Company entered into five additional notes with Vantage totaling $41,000 with an interest rate of 7%.				The Company entered into seventeen additional unsecured 7% Promissory Notes totaling $215,500.
Principal amount										$ 518,225
Convertible Debt Securities [Member] | Shareholder [Member]
Convertible Debenture - Related Party (Textual)
Convertible debentures, description		The Company entered into an unsecured 7% promissory note with a significant shareholder in the amount of $100,000.	The Company entered into two 10% convertible debentures with a significant shareholder	The Company issued a promissory note in the principal amount of $110,000 to Lyle Hauser with an original issue discount of $10,000, for a purchase price of $100,000. The note has a 0% interest rate until maturity and had an original maturity date of March 31, 2019, which has been extended to December 31, 2019 (see Note 8). Following the maturity date, the note bears a 9% annual interest rate until paid in full.							The Company entered into eight unsecured 7% Promissory Notes with a significant shareholder.
Convertible Debt Securities [Member] | Related Party [Member]
Convertible Debenture - Related Party (Textual)
Convertible debenture			$ 50,000									$ 60,000
Convertible Debt Securities [Member] | Vantage Group Ltd [Member]
Convertible Debenture - Related Party (Textual)
Convertible debentures, description					The convertible note bore interest at the rate of 7% per year and was convertible into shares of common stock of the Company at a conversion price of $0.027.
Reclassification to paid in capital of beneficial conversion for conversion to common stock					$ 518,225
Principal amount	$ 243,000
Aggregate share issued of common stock	9,000,000				9,300,000
Common stock value for conversion					$ 241,650
Shares of series C preferred stock					7,000
Conversion price					$ 0.0005
Convertible Debt Securities [Member] | Lyle Hauser [Member]
Convertible Debenture - Related Party (Textual)
Convertible debentures, description					The convertible note bore interest at the rate of 7% per year and was convertible into shares of common stock of the Company at a conversion price of $0.0005.
Amortized debt discount					$ 68,969				68,696
Reclassification to paid in capital of beneficial conversion for conversion to common stock					$ 68,969
Forgiveness									$ 19,999
Borrowings on notes payable - related party										$ 65,500